Segment Information - Summary Of Reconciles Total Share Based Compensation Expense (Parentheticals) (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Total share-based compensation expense	$ 32.5	$ 29.5	$ 62.5	$ 73.4	$ 70.2
LIONSGATE STUDIOS CORP.
Total share-based compensation expense			$ 15.0	$ 26.7	$ 19.6